Fair Value Measurements (Adjustments Reclassified From Accumulated Balances Other Comprehensive Income (Loss) To Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments Gain Loss [Line Items]
Costs of contract revenues	$ (681,197)	$ (760,955)	$ (714,335)
Income tax (provision) benefit	5,792	2,497	11,530
Net income (loss)	8,177	$ 6,189	(10,295)
Fuel Hedge Contracts [Member] | Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges | Reclassification Out Of Accumulated Other Comprehensive Income
Derivative Instruments Gain Loss [Line Items]
Costs of contract revenues	50		(286)
Income tax (provision) benefit	20		(46)
Net income (loss)	$ 30		$ (332)